Earnings Per Share (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010
Numerator:
Net (loss) income from continuing operations, as reported	$ 1,972	$ (5,656)	$ 24,660
Net income (loss) attributable to participating securities	(6)	10	(57)
Interest on convertible notes			16,109
Net income (loss) from continuing operations attributable to common shareholders	$ 1,966	$ (5,646)	$ 40,712
Denominator:
Denominator for basic earnings per share-weighted average shares	102,470	99,261	95,934
Effect of dilutive securities:
Convertible debt (in shares)			183,615
Stock options (in shares)	449		1,087
Restricted share units	5,640		8,865
Other (in shares)	592		356
Denominator for diluted earnings per share-adjusted weighted average shares and assumed conversions	109,151	99,261	289,857